UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO
SECTION 15G OF THE
SECURITIES EXCHANGE ACT
OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020 to March 31, 2020

Date of Report (Date of earliest event reported): May 14, 2020

Exact name of securitizer as specified in its charter: LendingHome Funding Corporation

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001601642[1]

Michael Bourque, (415) 202-6400
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1  LendingHome Funding Corporation (“LHFC”) is filing this Form ABS-15G in its capacity as sponsor of securitizations relating to the issuance of residential bridge mortgage loan backed securities (the “Specified Transactions”), which are covered by this report, and to exempt its affiliate LHFC Depositor, LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In LHFC’s capacity as sponsor, LHFC is a securitizer for purposes of Rule 15GA-1 and this report relates to the assets sold by LHFC into the Specified Transactions.  This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which LHFC may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), LendingHome Funding Corporation has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2020	LENDINGHOME FUNDING CORPORATION
(Securitizer)

	By:	/s/ Michael R. Bourque Jr.
		Name:	Michael Bourque
		Title:	Chief Operating Officer and Chief Financial Officer